Other Accrued Expenses	12 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Other Accrued Expenses

Note 13. Other Accrued Expenses

The following table breaks out the other accrued expenses in further detail:

	December 31,
(Dollars in millions)	2011(1)	2012
Taxes other than income taxes	$10	$11
Interest payable	12	10
Return reserve	11	8
Tax deposit payable	3	5
Accrued legal and professional fees	6	4
Accrued promotions and defective product	4	4
Accrued selling and marketing	8	3
Accrued freight	2	3
Accrued commissions expense	2	3
Accrued workers compensation	6	2
Accrued restructuring	2	1
Other	14	14

	$80	$68

(1)	The other accrued expenses as of December 31, 2011 excludes $82 million in our Brake North America and Asia group, which is classified in current liabilities of discontinued operations.

The other accrued expenses primarily consist of accrued utilities and other miscellaneous accruals.

A reconciliation of the changes in our return reserves is as follows beginning with January 1, 2010:

	December 31,
(Dollars in millions)	2010(1)	2011(2)	2012(3)
Beginning balance January 1	$17	$17	$11
Amounts charged to revenue	43	45	23
Returns processed	(43)	(45)	(26)
Classified to discontinued operations	—	(6)	—

Ending balance December 31	$17	$11	$8

(1)	Includes our Brake North America and Asia group, which is classified as discontinued operations that had amounts charged to revenue of $22 million in 2010 and returns processed of $22 million in 2010. The return reserve as of December 31, 2009 and 2010 includes $8 million in our Brake North America and Asia group.
(2)	Includes our Brake North America and Asia group, which is classified as discontinued operations that had amounts charged to revenue of $22 million in 2011 and returns processed of $24 million in 2011. The return reserve as of December 31, 2010 includes $8 million in our Brake North America and Asia group. The return reserve as of December 31, 2011 excludes $6 million in our Brake North America and Asia group, which is classified in current liabilities of discontinued operations.
(3)	Excludes our Brake North America and Asia group, which is classified as discontinued operations that had amounts charged to revenue of $15 million in 2012 and returns processed of $21 million in 2012. The return reserve as of December 31, 2011 excludes $6 million in our Brake North America and Asia group, which is classified in current liabilities of discontinued operations.